MINING INTERESTS (Details Textual)			1 Months Ended		12 Months Ended		37 Months Ended
	Jul. 15, 2021 $ / shares shares	Jul. 02, 2020 USD ($) shares	Jan. 21, 2021 USD ($) shares	Jul. 31, 2020 $ / shares $ / Ounce shares	Dec. 31, 2024 USD ($) oz	Dec. 31, 2023 USD ($)	Jul. 31, 2023 shares	Jul. 31, 2020 USD ($)
Disclosure Of Mining Interests [Line Items]
Purchase of mining assets					$ 95,097,000	$ 113,994,000
San Dimas Silver/Gold Mine [Member] | Wheaton Precious Metals International Ltd [Member]
Disclosure Of Mining Interests [Line Items]
New stream agreement, percentage of gold equivalent production, counter party					25.00%
New stream agreement, ongoing payments, upper range limit					$ 600
New stream agreement, percentage of annual inflation adjustment					1.00%
Santa Elena Silver/Gold Mine [Member] | Sandstorm Gold Ltd. [Member]
Disclosure Of Mining Interests [Line Items]
Percent of gold production required to be sold					20.00%
Gold, selling price, per ounce					$ 450
Purchase agreement, annual inflation increase, percent					1.00%
Santa Elena Silver/Gold Mine [Member] | Orogen Royalties Inc [Member]
Disclosure Of Mining Interests [Line Items]
Net smelter royalty percentage					2.00%
Accrued amount in NSR					$ 11,300,000	8,700,000
La Encantada Silver Mine [Member]
Disclosure Of Mining Interests [Line Items]
Percent of gold production required to pay					100.00%
Ounces of royalty payable annually | oz					1,000
Accrued amount in royalty payments					$ 400,000	500,000
Jerritt Canyon Gold Mine [Member]
Disclosure Of Mining Interests [Line Items]
NSR royalty rate on production of gold and silver					0.75%
Accrued amount in royalty payments						$ 700,000
Jerritt Canyon Gold Mine [Member] | Bottom of range [Member]
Disclosure Of Mining Interests [Line Items]
NSR royalty rate on production of gold and silver					2.50%
Jerritt Canyon Gold Mine [Member] | Top of range [Member]
Disclosure Of Mining Interests [Line Items]
NSR royalty rate on production of gold and silver					5.00%
Springpole Silver Stream [Member]
Disclosure Of Mining Interests [Line Items]
Acquisition of mining interest, consideration transferred		$ 10,000,000	$ 7,500,000
Purchase of mining assets		2,500,000	3,750,000		$ 2,500,000
Acquisition of mining interest, shares issued, value		$ 7,500,000	$ 3,750,000		$ 2,500,000
Acquisition of mining interest, shares issued (in shares) | shares		805,698	287,300
Springpole Silver Stream [Member] | First Mining Gold Corp [Member]
Disclosure Of Mining Interests [Line Items]
Percentage of life of mine payable silver produced				50.00%			50.00%
Acquisition of mining interest, price								$ 22,500,000
Percentage of silver spot price				33.00%
Silver purchase price | $ / Ounce				7.5
Purchase price, annual inflation escalation				2.00%
Fair value of warrants								$ 5,700,000
Class of warrants or rights, number of warrants granted | shares	32,100,000			30,000,000			30,000,000
Class of warrants or rights, exercise price (in CAD per share) | $ / shares	$ 0.37			$ 0.4
Reduced silver stream percentage							25.00%